Stock-based Compensation	12 Months Ended
Dec. 31, 2024
Stock-based Compensation
Stock-based Compensation

9. Stock-based Compensation

2013 Equity Incentive Plan

The Company’s board of directors adopted, and its stockholders approved, its 2013 Equity Incentive Plan effective in January 2014, and the 2013 Equity Incentive Plan was amended and restated by approval of the board of directors in April 2022 and by approval of the stockholders in May 2022 (as so amended and restated, the 2013 Plan). The 2013 Plan provides for the grant of incentive stock options within the meaning of Section 422 of the Internal Revenue Code (the Code), to the Company’s employees and its parent and subsidiary corporations’ employees, and for the grant of nonstatutory stock options, restricted stock awards, restricted stock unit awards (RSUs), stock appreciation rights, performance stock awards and other forms of stock compensation to its employees, including officers, consultants and directors. The 2013 Plan also provides for the grant of performance cash awards to the Company’s employees, consultants and directors. Unless otherwise stated in a stock option agreement, 25% of the shares subject to an option grant will typically vest upon the first anniversary of the vesting start date and thereafter at the rate of one forty-eighth of the option shares per month as of the first day of each month after the first anniversary. Upon termination of employment by reasons other than death, cause, or disability, any vested options shall terminate 90 days after the termination date, unless otherwise set forth in a stock option agreement. Stock options generally terminate 10 years from the date of grant.

Authorized Shares

The maximum number of shares of common stock that may be issued under the 2013 Plan was originally 1,000,000 shares, plus any shares subject to stock options or similar awards granted under the 2003 Plan that expire or terminate without having been exercised in full or are forfeited to or repurchased by the Company. Upon the amendment and restatement of the 2013 Plan in May 2022, the existing share reserve was increased by 2,619,622. Beginning on January 1, 2023 and ending on (and including) January 1, 2029, the maximum number of shares of common stock that may be issued under the 2013 Plan will cumulatively be increased by 4% of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or such lesser number of shares as determined by the board of directors or the compensation committee thereof. The maximum number of shares that may be issued pursuant to exercise of incentive stock options under the 2013 Plan is 20,000,000. As of December 31, 2024, the total number of shares reserved for issuance under the 2013 Plan was 14,257,627 shares, of which 1,070,346 shares were available for future grants.

Shares issued under the 2013 Plan may be authorized but unissued or reacquired shares of common stock. Shares subject to stock awards granted under the 2013 Plan that expire or terminate without being exercised in full, or that are paid out in cash rather than in shares, will not reduce the number of shares available for issuance under the 2013 Plan. Additionally, shares issued pursuant to stock awards under the 2013 Plan that the Company repurchases or that are forfeited, as well as shares reacquired by the Company as consideration for the exercise or purchase price of a stock award or to satisfy tax withholding obligations related to a stock award, will become available for future grant under the 2013 Plan.

Stock Options

A summary of the Company’s stock option activity under the 2013 Plan for the year ended December 31, 2024 is as follows:

			WEIGHTED-	AGGREGATE
		WEIGHTED-	AVERAGE	INTRINSIC
		AVERAGE	REMAINING	VALUE
	OUTSTANDING	EXERCISE	CONTRACTUAL	(IN
	OPTIONS	PRICE	TERM (YEARS)	THOUSANDS)
Outstanding as of December 31, 2023	8,273,800	$5.29	6.3
Options granted	5,756,875	1.85
Options exercised	(3,250)	1.66
Options forfeited	(1,722,543)	6.58
Outstanding as of December 31, 2024	12,304,882	3.50	7.4	$—
Vested or expected to vest as of December 31, 2024	6,561,952	5.06	6.0	—
Exercisable as of December 31, 2024	6,024,978	5.33	5.7	—

As of December 31, 2024, there was $915,970 of total unrecognized compensation expense related to unvested options that will be recognized over a weighted-average period of approximately 0.3 years. The total fair value of options that vested in the years ended December 31, 2024 and 2023 was $2,919,122 and $1,710,938, respectively. During 2024, the Company issued 3,250 shares of common stock in conjunction with exercises of stock options granted under the 2013 Plan and received $5,398 in cash proceeds from the exercise of these stock options. During 2023, the Company issued 100,960 shares of common stock in conjunction with exercises of stock options granted under the 2013 Plan and received $116,497 in cash proceeds from the exercise of these stock options. Total intrinsic value of the options exercised during the years ended December 31, 2024 and 2023 was $4,091 and $82,300, respectively.

The Company has granted stock options to purchase an aggregate of 2,459,275 shares to certain employees under the 2013 Plan, the vesting of which is subject to performance vesting conditions relating to the achievement of specified regulatory or commercial milestones. The maximum fair value of $650,266 associated with performance-based options granted under the 2013 Plan has been excluded from compensation expense as the completion of the performance milestones was not deemed to be probable as of December 31, 2024.

Restricted Stock Units (RSUs)

An RSU is a stock award that entitles the holder to receive shares of the Company’s common stock as the award vests. The fair value of each RSU is based on the closing price of the Company’s common stock on the date of grant. In January 2021, the Company awarded RSUs under the 2013 Plan to all of its employees. The RSUs granted vest over four years in equal installments on each anniversary of the grant date, provided that the employee remains employed by the Company at the applicable vesting date. Compensation expense is recognized on a straight-line basis. As of December 31, 2024, there was $9,541 of total unrecognized compensation expense associated with these RSU grants that will be recognized entirely in the first quarter of 2025.

The following is a summary of RSU activity for the 2013 Plan for the year ended December 31, 2024:

		Weighted-Average
	Number of Shares	Grant Date
	Underlying RSUs	Fair Value
Unvested at December 31, 2023	117,157	$3.81
Forfeited	(58,581)	3.81
Vested	(10,443)	3.81
Unvested at December 31, 2024	48,133	3.81

Issuance of Shares to Directors in Lieu of Cash Compensation

In March 2023, the Company’s board of directors amended the Company’s Non-Employee Director Compensation Policy to include an election to receive unrestricted shares of common stock in lieu of quarterly board and committee retainer cash payments. The number of shares to be issued to an electing director is determined on the last day of each fiscal quarter by dividing the dollar amount of the compensation to be paid for such quarter that is subject to the election by the closing price of a share of common stock on the last trading day of the fiscal quarter, rounded up to the nearest whole share. Non-employee directors who made such an election received 13,127 shares of common stock in lieu of cash compensation earned for the quarter ended March 31, 2024. All shares of common stock issued pursuant to such an election were fully vested upon issuance and are classified as “Other Awards” under the 2013 Plan.

In June 2024, the Non-Employee Director Compensation Policy was amended to allow a director to revoke his or her annual election to receive unrestricted shares of common stock in lieu of quarterly board and committee retainer cash payments. The decision to amend the policy followed a significant decline in the market value of the Company’s common stock in May 2024. Without the ability of the directors to revoke the prior elections, the Company would have been obligated to issue a significantly greater number of shares than in prior quarters in lieu of the fixed cash retainer payments. Each of the directors who previously elected to receive unrestricted shares of common stock in lieu of quarterly board and committee retainer cash payments for 2024 revoked their elections in June 2024, and as a result there were no additional shares issued subsequent to March 31, 2024.

Inducement Plan

The Company’s board of directors previously adopted the GlycoMimetics, Inc. Inducement Plan (as amended to date, the Inducement Plan). The Inducement Plan provides for the grant of nonstatutory stock options, restricted stock awards, RSU awards, stock appreciation rights and other forms of stock awards to individuals not previously an employee or director of the Company as an inducement for such individuals to join the Company. Unless otherwise stated in an applicable stock option agreement, one-fourth of the shares subject to an option grant under the Inducement Plan will typically vest upon the first anniversary of the vesting start date, with the balance of the shares vesting in a series of thirty-six successive equal monthly installments as of the first day of each month measured from the first anniversary of the vesting start date, subject to the new employee’s continued service with the Company through the applicable vesting dates. Upon termination of employment by reasons other than death, cause or disability, any vested options will terminate 90 days after the termination date, unless otherwise set forth in a stock option agreement. Stock options generally terminate 10 years from the date of grant. The Inducement Plan was amended by the board of directors on multiple occasions to increase the number of shares reserved for issuance to 3,000,000 shares as of December 31, 2024. As of December 31, 2024, there were 299,108 shares available for future grants under the Inducement Plan.

A summary of the Company’s stock option activity under the Inducement Plan for the year ended December 31, 2024 is as follows:

			WEIGHTED-	AGGREGATE
		WEIGHTED-	AVERAGE	INTRINSIC
		AVERAGE	REMAINING	VALUE
	OUTSTANDING	EXERCISE	CONTRACTUAL	(IN
	OPTIONS	PRICE	TERM (YEARS)	THOUSANDS)
Outstanding as of December 31, 2023	2,590,400	$1.97	8.0
Options granted	130,000	3.20
Options forfeited	(29,600)	3.85
Outstanding as of December 31, 2024	2,690,800	2.01	7.1	$—
Vested or expected to vest as of December 31, 2024	1,610,833	1.96	6.9	—
Exercisable as of December 31, 2024	1,452,908	1.95	7.0	—

As of December 31, 2024, there was $235,087 of total unrecognized compensation expense related to unvested options under the Inducement Plan that will be recognized over a weighted-average period of approximately 0.3 years. There were no options exercised under the Inducement Plan during the years ended December 31, 2024 or 2023. The total fair value of options that vested in the years ended December 31, 2024 and 2023 was $919,184 and $601,586, respectively.

The Company has granted stock options to purchase an aggregate of 584,200 shares to certain newly hired employees under the Inducement Plan which options are subject to performance-based conditions. The maximum fair value of $825,353 associated with the performance-based options is excluded from the unrecognized compensation expense under the Inducement Plan as the completion of the performance milestones was not probable as of December 31, 2024.

The weighted-average fair value of the options granted under all equity incentive plans during the years ended December 31, 2024 and 2023 was $1.49 and $1.96 per share, respectively, applying the Black-Scholes-Merton option pricing model utilizing the following weighted-average assumptions:

	2024	2023
Expected term	6.25 years	6.25 years
Expected volatility	101.79%	78.36%
Risk-free interest rate	4.17%	3.60%
Expected dividend yield	0%	0%

Total stock-based compensation expense associated with stock options and RSUs was classified as follows on the statement of operations for the years ended December 31:

	2024	2023
Research and development expense	$1,271,655	$909,981
General and administrative expense	3,425,891	2,614,495
Total stock-based compensation expense	$4,697,546	$3,524,476